Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

Note 7: Property and Equipment

December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	2012	2011
Cable distribution system	11 years	$29,528	$28,781
Customer premises equipment	6 years	24,763	23,552
Other equipment	5 years	5,909	5,685
Buildings and leasehold improvements	14 years	5,468	5,094
Land	-	989	975
Property and equipment, at cost		66,657	64,087
Less: Accumulated depreciation		39,425	36,528
Property and equipment, net		$27,232	$27,559

Property and equipment are stated at cost. We capitalize improvements that extend asset lives and expense repairs and maintenance costs as incurred. For assets that are sold or retired, we remove the applicable cost and accumulated depreciation and, unless the gain or loss on disposition is presented separately, we recognize it as a component of depreciation expense.

We capitalize the costs associated with the construction of and improvements to our cable transmission and distribution facilities, costs associated with acquiring and deploying new customer premise equipment, and costs associated with installation of our services in accordance with accounting guidance related to cable television companies. Costs capitalized include all direct labor and materials, as well as various indirect costs. All costs incurred in connection with subsequent disconnects and reconnects are expensed as they are incurred. We record depreciation using the straight-line method over the asset's estimated useful life.

We evaluate the recoverability of our property and equipment whenever events or substantive changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is based on the cash flows generated by the underlying asset groups, including estimated future operating results, trends or other determinants of fair value. If the total of the expected future undiscounted cash flows were less than the carrying amount of the asset group, we would recognize an impairment charge to the extent the carrying amount of the asset group exceeded its estimated fair value. Unless presented separately, the impairment charge is included as a component of depreciation expense.